Transactions with Related Parties - Granitis (Details) (Granitis Glyfada Real Estate Ltd.)	3 Months Ended		12 Months Ended
	Dec. 31, 2012 EUR (€)	Dec. 31, 2007 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Related Party Transaction [Line Items]
Initial rental agreement duration	5yrs	5yrs
Initial monthly rental fee	€ 3,000	€ 2,000
Rental fee additional tax	3.60%	3.60%
Rent expense			$ 49,001	$ 49,324	$ 39,593